REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2019
REVENUE FROM CONTRACTS WITH CUSTOMERS
REVENUE FROM CONTRACTS WITH CUSTOMERS

3. REVENUE FROM CONTRACTS WITH CUSTOMERS

The Group has early adopted ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) in fiscal year ended December 31, 2017 using the full retrospective approach. The adoption had no impact on the Group's opening accumulated deficit.

Revenue from contracts with customers is recognized when or as the Group satisfies its performance obligations by transferring the promised services to the customers. A service is transferred to a customer when or as the customer obtains control of that service. A performance obligation may be satisfied at a point in time or over time. Revenue from a performance obligation satisfied at a point in time is recognized at the point in time that the Group determines the customer obtains control over the promised service. Revenue from a performance obligation satisfied over time is recognized by measuring the Group’s progress in satisfying the performance obligation in a manner that depicts the transfer of the services to the customer. The amount of revenue recognized reflects the consideration the Group expects to receive in exchange for those promised services (i.e., the “transaction price”).

The Group’s revenues from contracts with customers are recognized when the performance obligations are satisfied at an amount that reflects the consideration expected to be received in exchange for such services. The majority of the Group’s performance obligations are satisfied at a point in time upon the successful execution and clearing of the customer’s trade order. Revenue is collected from the Group’s clearing partners in the brokerage business or from the customers directly by debiting their brokerage account with the Group.

Nature of Services

The Group’s services under contracts with customers are mainly related to its commission earned from its online brokerage business under the consolidated accounts (which customer information are not disclosed to the broker) and the fully disclosed accounts. The Group’s main sources of revenue from contracts with customers are as follows:

i)

Commissions are charged for each customer trade order executed and cleared by a third‑party broker. For consolidated accounts, commission fees are deducted from the customer’s account at the time of trade order initiation and a pre‑determined portion is directed to the broker. The Group recognizes revenue at the time of execution of the order (i.e., trade date) on a gross basis as the Group is determined to be the primary obligor in fulfilling the trade order initiated by the customer. For fully disclosed accounts, every time the broker executes and clears a trade, the broker collects the commissions, deducts its pre‑determined portion and returns the rest of the commission fees to the Group. Accordingly, the commission fee is recorded on a net basis.

ii)

Finance servicing fees are related to margin loans and securities borrowing and lending activities provided by the brokers under the fully disclosed accounts. Revenue is recognized over the period that the margin loans and securities borrowing and lending activities are outstanding.

iii)

Interest income is generated from margin loans and securities borrowing and lending activities provided to consolidated account customers and interest income from bank deposits. Interest income is recognized on an accrual basis.

The Group provides IPO distribution services, including IPO underwriting and new share subscription services in relation to IPOs in the USA and Hong Kong capital market amounted at nil,  US$475,055 and US$3,142,763 for the years ended December 31, 2017, 2018 and 2019. The Group also provides promotional and advertisement service and financial advisory service under the contracts with customers.